SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES (Policies)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES
CASH AND CASH EQUIVALENTS
These are financial assets, measured at amortized cost, maintained in order to meet short-term cash commitments and not for investment or other purposes. The Company and its subsidiaries consider cash equivalents a short-term investment readily convertible into a known amount of cash and subject to insignificant risk of change in value and when redeemable within 90 days.

TRADE ACCOUNTS RECEIVABLE
These are financial assets measured initially at fair value and subsequently, at amortized cost and are evaluated by the value of the services provided and goods sold in accordance with the contracted conditions, net of estimated impairment losses. These include the services provided to customers, which were still not billed at the balance sheet date, as well as other trade accounts receivable related to the sale of cell phones, SIM cards, accessories, advertising and rent of IT equipment (“Vivo Tech” product) and credit rights of the Vivo Money FIDC.
The Company measures the provision for estimated impairment losses in an amount equal to the loss of credit expected for a lifetime.

INVENTORIES
These are evaluated and presented at the lower of average acquisition cost and net realizable value, whichever is lower. These include resale materials such as cellphones, SIM cards, accessories, consumption materials and maintenance. Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs to sell.
Estimated impairment losses are set up for materials and devices considered obsolete or whose carrying amounts are in excess of those usually sold within a reasonable period. Additions and reversals of estimated impairment losses and inventory obsolescence are included in cost of goods sold (Note 26.).

INCOME AND SOCIAL CONTRIBUTION TAXES
8.a. Accounting policy
8.a.1. Current taxes
Current tax assets and liabilities are measured at the estimated amount recoverable from, or payable to, the tax authorities. The tax rates and laws used in calculating the amounts referred to above are those in effect, or substantially in effect, at year-end. In the balance sheet, current taxes are presented net of prepayments over the year.
Current income and social contribution taxes, related to items directly recognized in equity, are also recognized in equity. Management regularly assesses the tax position in circumstances in which tax regulation requires interpretation and sets up provision therefore when appropriate.
8.a.2. Deferred taxes
Deferred tax is generated by temporary differences at the balance sheet date between the tax bases of assets and liabilities and their carrying amounts.
Deferred tax assets are recognized for all deductible temporary differences, unused tax credits and losses, to the extent that taxable profit is likely to be available for realization of deductible temporary differences and unused tax credits and losses are likely to be used, except: (i) when the deferred tax asset related to the deductible temporary difference arises from initial recognition of an asset or liability in a transaction other than a business combination and does not impact, at the transaction date, the book profit, income or loss for tax purposes and does not give rise to equally taxable and deductible temporary differences; or (ii) on deductible temporary differences related to investments in subsidiaries that deferred tax assets are recognized only to the extent that it is probable that temporary differences will be reversed in the near future and taxable profit is likely be available so that temporary differences can be used.
The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit shall be available to allow all or part of the deferred tax asset to be used. Derecognized deferred tax assets are reassessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.
Deferred tax liabilities are recognized on all temporary tax differences, except: (i) when the deferred tax liability arises from initial recognition of goodwill, or an asset or liability in a transaction other than a business combination, and does not affect book profit or taxable profit or tax losses on the transaction date and does not give rise to equally taxable and deductible temporary differences; or (ii) on temporary tax differences related to investments in subsidiaries, in which the temporary difference reversal period can be controlled and temporary differences are not likely to be reversed in the near future.
Deferred tax assets and liabilities are measured at the tax rate expected to be applicable for the year the asset will be realized, or the liability will be settled, based on the rates provided in tax legislation and that were published as at year-end.
Deferred tax assets and liabilities are not discounted to present value and are classified in the balance sheet as non-current, irrespective of their expected realization.
The tax effects of items recorded directly in equity are also recognized in equity. Deferred tax items are recognized based on the transaction which gave rise to that deferred tax, in comprehensive income or directly in equity.
Deferred tax assets and liabilities are presented net when there is a legal or constructive right to offset a tax asset against a tax liability and deferred taxes relate to the same taxpaying entity and are subject to the same tax authority.
8.a.3. New calculation rule ("Pillar II") - OECD
On December 27, 2024 Law 15,079/24 was enacted, establishing the additional Social Contribution on Net Income (“CSLL”) in the process of adapting Brazilian legislation to the Global Rules Against Base Erosion, OECD model (“Pillar II”). Under this law, whenever the Company, adopting the calculation criteria provided for therein, determines an effective combined rate of Income Tax and Social Contribution on Net Income of less than 15%, it must make an additional payment until reaching this minimum percentage. This rule is effective as of January 2025 and, if an additional payment is necessary, the amount will be collected in the following year. The Company does not expect a significant impact from this rule on its collections, as it already meets the established limits.

INVESTMENTS
The Company and its subsidiaries hold investments in subsidiaries and jointly controlled companies.
12.a.1. Subsidiary
The consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ends when the Company ceases to exercise said control. Assets, liabilities and results of a subsidiary acquired or sold during the year are included in the consolidated financial statements from the date on which the Company obtains control until the date on which the Company ceases to exercise control over the subsidiary.
Specifically, the Company controls an investee if, and only if, it has: (i) power over the investee (that is, existing rights that guarantee it the current ability to direct the relevant activities of the investee); (ii) exposure or right to variable returns arising from its involvement with the investee; and (iii) the ability to use its power over the investee to affect the value of its returns.
There is usually a presumption that a majority of voting rights results in control. To support this presumption and when the Company has less than a majority of the voting rights of an investee, the Company considers all relevant facts and circumstances when assessing whether it has power over an investee, including: (i) the contractual agreement between the investor and other holders of voting rights; (ii) rights arising from other contractual agreements; and (iii) the Company's voting rights and potential voting rights. The Company assesses whether it exercises control over an investee if facts and circumstances indicate that there are changes in one or more of the three aforementioned control elements.
The financial statements of investees are prepared for the same reporting period of the Company. Whenever necessary, adjustments are made so that the accounting policies are in accordance with those adopted by the Company.
12.a.2. Joint control
Joint control is the contractually agreed sharing of a control, only existing when decisions about relevant activities call for unanimous agreement by the parties sharing control.
Based on the equity method, investments are recorded in balance sheets at cost plus changes after the acquisition of the equity interest. The statement of income reflects the portion of the results of operations of the investees.
Foreign exchange variations in Aliança’s equity (jointly controlled entity) are recognized in the Company’s equity in other comprehensive income (“Effects on conversion of investments abroad”, Note 24.f.). The functional and presentation currency of Aliança, the Company's investee headquartered in the Netherlands, is the Euro.
When changes are directly recognized in the investees' equity, the Company will recognize its portion in variations occurred, and record these variations in the statements of changes in equity and in the statements of comprehensive income, where applicable.
The financial statements of investees are prepared for the same reporting period of the Company. Whenever necessary, adjustments are made so that the accounting policies are in accordance with those adopted by the Company.
After the equity method is applied, the Company determines whether there is any need to recognize additional impairment of its investment in investees. At each closing date, the Company determines whether there is objective evidence of impairment of investment in the affiliate. If so, the Company calculates the recoverable amount as the difference between the recoverable value of the investees and their carrying amount and recognizes the amount in the statement of incomes.
When there is loss of significant influence over the investees, the Company evaluates and recognizes the investment, at that moment, at fair value. Any difference between the investees’ carrying amount by the time it loses significant influence and the fair value of the remaining investment and revenue from sale is recognized in the statement of incomes.
12.a.3. Business combination
Pursuant to IFRS 3, business acquisitions are accounted for using the acquisition method. The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the fair values of assets acquired and liabilities assumed on the acquisition date from the acquiree's former controlling shareholders and any interests issued in exchange for control of the acquiree. Costs directly attributable to the acquisition are expensed as incurred.
Any contingent consideration to be transferred by the acquirer shall be recognized at fair value on the acquisition date. Subsequent changes in the fair value of the contingent consideration considered as an asset or liability shall be recognized in accordance with IFRS 9 in the statement income .
Goodwill is initially measured as the excess of the consideration transferred over the net assets acquired (identifiable assets acquired, net and liabilities assumed). If the consideration is less than the fair value of the net assets acquired, the difference shall be recognized as a gain in the income statement.
After initial recognition, goodwill is measured at cost, less any accumulated impairment losses. For impairment testing purposes, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the cash-generating units expected to benefit from the synergies of the combination, regardless of whether other assets or liabilities of the acquiree are attributed to those units.
When goodwill is part of a cash-generating unit and a portion of that unit is disposed of, the goodwill associated with the portion disposed of shall be included in the cost of the transaction when determining the gain or loss on disposal. Goodwill disposed of in such circumstances is determined based on the proportionate amounts of the portion disposed of in relation to the cash-generating unit retained.
In the parent company, the difference between the amount paid and the equity value of the acquired entities is recognized in investments. For the consolidated information, the amounts of fair values and goodwill are allocated according to their nature.

PROPERTY, PLANT AND EQUIPMENT
It is measured at acquisition and/or construction cost, net of accumulated depreciation and/or accumulated impairment losses, if any. Such cost includes the borrowing costs for long-term construction projects if the recognition criteria are met and is stated net of ICMS (State VAT) credits (Note 9.), which were recorded as recoverable taxes. The Company does not have loans that meet the criteria for recognition of cost capitalization.
Asset costs are capitalized until the asset becomes operational. Costs incurred after the asset becomes operational and that do not improve the functionality or extend the useful life of the asset are immediately recognized on an accrual basis. When significant parts of fixed assets are required to be replaced at intervals, the Company recognizes such parts as individual assets with specific useful lives and depreciation. Likewise, expenses that represent asset improvement (expanded installed capacity or useful life) are capitalized. All the other repair and maintenance costs are recognized in the statement of income as incurred.
The present value of the expected cost for the decommissioning of property and equipment items (towers and equipment on leased property) is capitalized at the cost of the respective asset matched against the provision for dismantling obligations (Note 20.) and depreciated over the useful lives of the related assets, which do not exceed the lease term.
Depreciation is calculated by the straight-line method over the useful lives of assets at rates that take into account the estimated useful lives of assets based on technical analyses.
The assets’ residual values, useful lives and methods of depreciation are reviewed on a yearly basis, adjusted prospectively, if appropriate.
Property and equipment items are written off when sold or when no future economic benefit is expected from their use or sale. Any gains or losses arising from write-off (measured as the difference between the net disposal proceeds and the carrying amount) are recognized in the statement of income in the year in which the asset is written off.
Leases
The Company applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low value assets, as permitted by IFRS 16. They recognize lease liabilities to make lease payments and assets rights of use representing the right of use of the underlying assets.
The Company recognizes the right-of-use assets on the lease start date (that is, on the date the asset is available for use). The rights of use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any new remeasurement of lease liabilities.
The Company acts as a lessee in a significant number of lease agreements on different assets, such as structures (towers and rooftops) and the respective land where they are located; sites built in the Built to Suit (“BTS”) modality for installing antennas and other equipment and means of transmission; computer equipment; offices, shops and commercial properties.
INTANGIBLE ASSETS
Intangible assets acquired separately are measured at acquisition / formation cost upon their initial recognition. The cost of an intangible asset are capitalized until the asset becomes operational. The cost of an intangible asset acquired in a business combination is its fair value at the acquisition date.
After initial recognition, intangible assets are stated at acquisition and/or buildup cost, net of amortization and accumulated provision for impairment, where applicable. Intangible assets generated internally, excluding capitalized development costs, are not capitalized, and the expense is reflected in the statement of income for the year in which it is incurred.
The useful lives of intangible assets are considered finite or indefinite.
•Intangible assets with finite useful lives are amortized over their economic useful lives under the straight-line method and are tested for impairment whenever there is any indication of impairment loss. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed on an annual basis.

Changes in the estimated useful life or the expected pattern of consumption of future economic benefits embodied in an asset are accounted for by changing the amortization period or method, as appropriate, and treated as changes in accounting estimates. The amortization expense on intangible assets with finite lives is recognized in the statement of income in the cost/expense category consistent with the function of the intangible assets.
•Intangible assets with indefinite useful lives are not amortized, but are tested for impairment annually, either individually or at the CGU level. The assessment of indefinite life is reviewed annually to determine whether the indefinite life continues to be justifiable. Otherwise, changes in useful life – from indefinite to finite - are carried out prospectively. Goodwill generated upon investment acquisition is treated as an intangible asset with indefinite useful lives.

When goodwill has been allocated to a CGU and part of the operation within that CGU is disposed that, the goodwill associated with that operation is included in the carrying amount of the operation when determining the gain or loss on disposal. Goodwill disposed in these circumstances is allocated based on the relative fair values of the disposed operation and the portion of the CGU retained.
Gains and losses arising from derecognition of an intangible asset are measured as the difference between the net disposal proceeds and the carrying amount of the asset and recognized in the statement of income on disposal.
IMPAIRMENT OF NON-FINANCIAL ASSETS
The Company annually reviews the net carrying amount of assets in order to evaluate events or changes in economic, operating or technological circumstances that may indicate impairment losses. When such evidence is found, and net carrying amount exceeds recoverable amount, a provision for impairment is recorded so as to adjust the net carrying amount to the recoverable amount. The recoverable amount of an asset or a Cash-Generating Unit ("CGU") is defined as the higher of value in use and net sales value.
Considering the convergence of product and service offerings, in addition, the Company's main operating asset is a single, broadly integrated network, which is used to provide all telecommunications services to its customers, the Company defines your business as a single CGU.
Upon estimation of the value in use of an asset or cash-generating unit, estimated future cash flows are discounted at present value using a discount rate Weighted Average Cost of Capital “WACC” which reflects the weighted rate between (i) the cost of capital (including specific risks) based on the Capital Asset Pricing Model; and (ii) the debt these components being applicable to the asset or CGU before taxes.
The net fair value of sales is determined, whenever possible, based on recent market transactions between knowledgeable and interested parties with similar assets. In the absence of observable transactions in this regard, an appropriate valuation methodology is used. The calculations provided in this model are corroborated by available fair value indicators, such as prices quoted for listed entities, among other available indicators.
For assets excluding goodwill, an assessment is made at each reporting date as to whether there is any indication that previously recognized impairment losses may no longer exist or may have decreased. If the indication exists, the Company estimates the recoverable amount of the asset or the CGU.
A previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine an asset’s or CGU recoverable amount since the last impairment loss was recognized. Any reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount or exceeds the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years. Such reversal is recognized in the statement of income.
The following assets have specific characteristics for impairment testing:
•Goodwill: Goodwill is tested for impairment annually at the reporting date or earlier when circumstances indicate that the carrying amount may be impaired. Where the recoverable amount is lower than the carrying amount, an impairment loss is recognized. Impairment losses relating to goodwill cannot be reversed in future periods.
•Intangible assets: Intangible assets with indefinite useful lives are tested for impairment annually at the reporting date either individually or at the CGU level, as appropriate, and when circumstances indicate that the carrying amount may be impaired.
•Determination of value in use of property and equipment, goodwill and intangibles: The key assumptions used to estimate value in use through the discounted cash flow methodology are: (i) revenues (projected considering the growth in customer base, growth in market revenue against GDP and the Company’s share of this market); (ii) variable costs and expenses (projected in accordance with the dynamics of the customer base, and fixed costs are projected in line with the historical performance of the Company, as well as with revenue growth); and (iii) capital investments (estimated considering the technological infrastructure necessary to enable the provision of services).

PERSONNEL, SOCIAL CHARGES AND BENEFITS
Salaries, remunerations and profit sharing are negotiated in collective bargaining agreements, with the corresponding social charges and contributions added by the accrual basis. The profit-sharing program for employees is based on the Company's operating and financial goals, and a provision is recognized when the assumptions for its accounting are satisfied.
Personnel costs and expenses, social charges and benefits are recorded as cost of services provided, commercial expenses or general and administrative expenses (Note 26).

TRADE ACCOUNTS PAYABLE
These are obligations to pay for goods, services or goods that were acquired in the normal course of business. They are initially recognized at fair value and subsequently measured at amortized cost using the effective tax rate method, if applicable.
The Company and/or its subsidiaries do not have financing agreements with suppliers.

DIVIDENDS AND INTEREST ON EQUITY
19.a.1. Dividends
Minimum mandatory dividends are stated in the balance sheet as legal obligations (provision in current liabilities). Dividends in excess of such minimum amount, not yet approved in the Shareholders’ Meeting, are recorded in equity as proposed additional dividends. After approval at the Shareholders’ Meeting, the dividends in excess of the mandatory minimum are transferred to current liabilities and classified as legal obligations.
19.a.2. Interest on equity
Brazilian legislation allows companies to pay interest on equity, which is similar to payment of dividends; however, this is deductible for income tax calculation purposes. In order to comply with Brazilian tax legislation, the Company and its subsidiaries provision, in its accounting records, the amount due to match against the financial expenses account in the statement of income for the year. For the presentation of these financial statements, that expense is reversed against a direct charge to equity, resulting in the same accounting treatment adopted for dividends. The distribution of interest on equity to shareholders is subject to withholding income tax at a 15% rate.
19.a.3. Unclaimed dividends and interest on equity
The rights to receive unclaimed interest on equity and dividends prescribe after three years from the initial date available for payment. When dividends and interest on equity expire, these amounts are reversed to retained earnings.